Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of Shares Repurchased
The following table presents repurchases under the Company's share repurchase program for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Total shares repurchased	103	6,333	3,749
Total value of shares repurchased	$851	$46,989	$25,415

Schedule of Escrow Shares Returned
The following table presents shares returned from the One Communications escrow fund and recorded as treasury stock for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Total shares returned	—	233	422
Total value of shares returned	$—	$1,852	$3,154